Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                 November 4, 2016


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re:  AB Cap Fund, Inc. (the "Company")
             - AB Concentrated International Growth Portfolio
             - AB Emerging Markets Core Portfolio
             - AB Emerging Markets Growth Portfolio
            (File Nos. 2-29901 and 811-01716)
            -----------------------------------------------

Ladies and Gentlemen:

      On behalf of AB Concentrated International Growth Portfolio, AB Emerging Markets Core Portfolio and AB Emerging Markets Growth Portfolio (the "Funds"), which are each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Company's registration statement that was filed electronically with the Securities and Exchange Commission on October 28, 2016.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                         Sincerely,

                                                         /s/ Joseph J. Nardello
                                                         ----------------------
                                                             Joseph J. Nardello